Series B Debentures, Net of Current Maturities (Details) - Schedule of Series B Debentures, Net of Current Maturities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Series B Debentures, Net of Current Maturities [Abstract]
Series B Debentures	$ 59,389	$ 79,186
Less: Current maturities	(19,796)	(19,796)
Less: Unamortized debt discounts and issuance costs	(50)	(114)
Total	$ 39,543	$ 59,275